Employee Future Benefits - Schedule of Level 3 Changes in Plan Assets (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	CAD 2,898
Balance, end of year	3,118	CAD 2,898
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance, beginning of year	113	107
Actual return on plan assets held at end of year	12	8
Foreign currency translation impacts	(2)	(1)
Purchases, sales and settlements	67	(1)
Balance, end of year	CAD 190	CAD 113